Property, Plant and Equipment - Narrative (Details) € in Millions, premise in Millions, home in Millions		12 Months Ended
	Dec. 15, 2022 home	Dec. 31, 2022 EUR (€) premise	Dec. 31, 2021 EUR (€) center	Jul. 21, 2021 center	May 07, 2021 center
Disclosure of detailed information about property, plant and equipment [line items]
Investments in property, plant and equipment		€ 4,289	€ 3,880
Number of premises covered by fiber optic roll out | home	5
5G network population coverage (in percentage)		85.00%
Impairment loss recognised in other comprehensive income, property, plant and equipment		€ 59	5
Acquisitions through business combinations, property, plant and equipment		37	15
Transfers and others		(209)	(416)
Decrease through loss of control of subsidiary, property, plant and equipment			€ 383
Telefónica Infra, S.L. | Asterion Industrial Partners SGEIC
Disclosure of detailed information about property, plant and equipment [line items]
Number of data centers sold | center					4
Telefónica Infra, S.L. | Asterion Industrial Partners SGEIC | Spain
Disclosure of detailed information about property, plant and equipment [line items]
Number of data centers sold | center			2	2	2
Telefónica Spain
Disclosure of detailed information about property, plant and equipment [line items]
Investments in property, plant and equipment		€ 1,288	€ 1,155
Number of premises covered by fiber optic roll out | premise		28.0
Telefónica United Kingdom
Disclosure of detailed information about property, plant and equipment [line items]
Investments in property, plant and equipment			366
Transfers and others			70
Telefónica Germany
Disclosure of detailed information about property, plant and equipment [line items]
Investments in property, plant and equipment		€ 854	913
Population coverage by 5G networks (in percentage)		80.00%
Telefónica Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Investments in property, plant and equipment		€ 1,277	1,049
Population covered in 4G network (in percentage)		96.00%
Number of premises covered by FTTH network | premise		23.3
Telefónica Hispam
Disclosure of detailed information about property, plant and equipment [line items]
Investments in property, plant and equipment		€ 732	680
Telefónica México
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) in depreciation, property, plant and equipment		8	47
Telxius Group
Disclosure of detailed information about property, plant and equipment [line items]
Transfers and others			53
Telefónica Argentina
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in other comprehensive income, property, plant and equipment		56
Cancom Ltd.
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment			15
InfraCo, SpA
Disclosure of detailed information about property, plant and equipment [line items]
Decrease through loss of control of subsidiary, property, plant and equipment			158
Telefónica Germany
Disclosure of detailed information about property, plant and equipment [line items]
Decrease through loss of control of subsidiary, property, plant and equipment			126
Oi Group
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment		29
Incremental
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment		1
BE-terna
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment		€ 6
Deferred collection sale of T. Ireland | InfraCo, SpA
Disclosure of detailed information about property, plant and equipment [line items]
Decrease through loss of control of subsidiary, property, plant and equipment			36
Deferred collection sale of T. Ireland | Telefónica Germany
Disclosure of detailed information about property, plant and equipment [line items]
Decrease through loss of control of subsidiary, property, plant and equipment			€ 63